As filed with the Securities and Exchange Commission on September 12, 2013
Commission File Nos.  333-163323
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 16	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 327	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 16, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE:  This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and supplements the prospectus and the statement of additional information.  Part C is also amended as reflected therein.  Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated September 16, 2013
To The Prospectuses Dated April 29, 2013 For

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM;
PERSPECTIVE REWARDS®; PERSPECTIVESM; PERSPECTIVE FOCUS® and ELITE ACCESS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT II

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-888-965-6569; www.jackson.com.

CHANGES TO THE INVESTMENT DIVISIONS

Under the section titled “INVESTMENT DIVISIONS” for the JNL/Franklin Templeton International Small Cap Growth Fund, Templeton Investment Counsel, LLC is added as a sub-adviser and the investment objective of the Fund is revised as follows:

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies, including those of emerging or developing markets.  The equity securities in which the Fund primarily invests are common stock. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index and All Country World exUS Small Cap Index.

Supplement Dated September 16, 2013
To The Prospectus Dated April 29, 2013

PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-888-965-6569; www.jackson.com.

The purpose of this supplement is to make the following changes to the prospectus:

1.
The Joint for Life versions of LifeGuard Freedom 6 Net and LifeGuard Freedom Flex Guaranteed Minimum Withdrawal Benefits (GMWBs), which were previously not available to add to a contract, will be available effective September 16, 2013, with the following changes:

▪	revisions to the charges, Guaranteed Annual Withdrawal Amount (GAWA) percentages, and Contract Anniversary date requirements for the Guaranteed Withdrawal Balance Adjustment;

▪	elimination of the availability of the Optional Income Upgrade Table; and

▪	removal of contract enhancements from the GMWB calculations.

2.	The maximum issue age requirement for LifeGuard Freedom Flex DB NY is changed from age 67 to age 70.

3.	Changes to the Investment Divisions resulting from sub-adviser changes and Fund mergers.

The specific revisions to the prospectus to reflect the above changes are described in detail below.  The revisions below describe the changes that are being made to the existing prospectus disclosure and the location in the prospectus where the disclosure can be found.

1.  CHANGES TO THE LIFEGUARD FREEDOM 6 NET WITH JOINT OPTION GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

The LifeGuard Freedom 6 Net With Joint Option GMWB is now available to add to a Contract, with revised charges and Guaranteed Annual Withdrawal Amount (GAWA) percentages, and other modifications described below. The prospectus is revised as follows:

►	All references in the prospectus stating that the LifeGuard Freedom 6 Net With Joint Option GMWB is no longer offered or no longer available to add to a Contract are deleted.

►	The following charge table is inserted directly above the existing charge table appearing in footnote 18 on page 7 of the prospectus:

LifeGuard Freedom 6 Net With Joint Option GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*
Annual Charge	Maximum	Current
	3.00%	1.62%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly
* On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

►
The first three sentences of the first paragraph under the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (with and without Optional Income Upgrade Table) (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 39 of the prospectus are deleted and replaced with the following:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. For endorsements purchased on or after September 16, 2013, you will pay 0.1350% of the GWB each Contract Month (1.62% annually).  For endorsements purchased between April 30, 2012 and September 16, 2013, the charge for this GMWB varies depending on whether you selected the Optional Income Upgrade Table which provides a higher GAWA percentage at an increased charge; if you selected this GMWB without the Optional Income Upgrade Table, you will pay 0.13% of the GWB each Contract Month (1.56% annually), and if you selected this GMWB with the Optional Income Upgrade Table, you will pay 0.15% of the GWB each Contract Month (1.80% annually).

►	The second paragraph and corresponding GAWA% Table under “Withdrawals” on page 99 of the prospectus are replaced with the following:

The GAWA percentage for each age group is as follows:

For Endorsements Issued On Or After September 16, 2013:

Ages	Base GAWA% Table*
35 – 64	3.50%
65 – 74	4.50%
75 – 80	5.00%
81+	5.50%
* On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

If your endorsement was issued prior to September 16, 2013, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

►	The second paragraph under “Guaranteed Withdrawal Balance Adjustment” on page 103 of the prospectus is revised to read as follows:

The GWB Adjustment Date is the later of:

●
The Contract Anniversary on or immediately following the youngest Covered Life’s 71st birthday (82nd birthday for endorsements issued between October 11, 2010 and September 16, 2013, and 76th birthday for endorsements issued prior to October 11, 2010), Or

●	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued prior to September 16, 2013) following the effective date of this endorsement.

►	The third paragraph under “Step-Up” on page 104 of the prospectus is revised to read as follows:

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50%.  Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

►
Contract Enhancements and corresponding recapture charges are no longer included in the GMWB calculations under the LifeGuard Freedom 6 Net With Joint Option GMWB as reflected in the following changes:

a.	The first and second paragraphs under “Election” on page 98 of the prospectus are revised to read as follows:

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued between October 11, 2010 and September 16, 2013) any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –
The GWB equals Contract Value, minus (for endorsements issued prior to October 11, 2010 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

For endorsements issued prior to October 11, 2010 or on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued between October 11, 2010 and September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.  Recapture charges are imposed on withdrawals under this GMWB as explained under "More on Withdrawals" on page 190.

b.	The third paragraph under “Guaranteed Withdrawal Balance Adjustment” beginning on page 103 of the prospectus is revised to read as follows:

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued between October 11, 2010 and September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued between October 11, 2010 and September 16, 2013) any Contract Enhancement subject to a maximum of $5,000,000.

c.	The first paragraph under “Premiums” on page 104 of the prospectus is revised to read as follows:

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued between October 11, 2010 and September 16, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For endorsements issued between October 11, 2010 and September 16, 2013, the GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; For endorsements issued prior to October 11, 2010 or on or after September 16, 2013, the GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

d.	The second paragraph under “Step-Up” on page 104 of the prospectus is revised to read as follows:

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  The BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued between October 11, 2010 and September 16, 2013) any Contract Enhancement, if elected at issue, or Contract Value, less (for endorsements issued prior to October 11, 2010 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

e.	The sixth paragraph under “Step-Up” on page 104 of the prospectus is revised to read as follows:

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued between October 11, 2010 and September 16, 2013) any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

f.	The third bullet point in the text box under “Bonus” on page 108 of the prospectus is revised to read as follows:

•
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued between October 11, 2010 and September 16, 2013) any Contract Enhancement.

2.  CHANGES TO THE LIFEGUARD FREEDOM FLEX WITH JOINT OPTION GMWB.

The LifeGuard Freedom Flex with Joint Option GMWB is now available to add to a Contract, with revised charges and Guaranteed Annual Withdrawal Amount (GAWA) percentages, and other modifications described below. The prospectus is revised as follows:

►	All references in the prospectus stating that the LifeGuard Freedom Flex With Joint Option GMWB is no longer offered or no longer available to add to a Contract are deleted.

►
The following charge table is inserted directly above the existing charge tables appearing in footnote 20 on page 8 of the prospectus and under the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (with and without Optional Income Upgrade Table) (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 41 of the prospectus:

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*

LifeGuard Freedom Flex With Joint Option GMWB
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.70%	1.35%
6% Bonus and Annual Step-Up	2.94%	1.47%
Charge Basis	GWB
Charge Frequency	Monthly
* On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

►
The summary of available combinations of Options in the table titled “LifeGuard Freedom Flex with Joint Option GMWB – Available Option Combinations” on page 110 of the prospectus is revised to read as follows:

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Step-Up
Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%******	Quarterly
6%	Annual
6%****	Quarterly

****No longer offered on or after September 10, 2012.
******No longer offered on or after October 15, 2012.

►
The fourth sentence in the fourth paragraph following the table titled “LifeGuard Freedom Flex with Joint Option GMWB – Available Option Combinations” on page 111 of the prospectus is revised to read as follows:

The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits such as the For Life Guarantee (59 1/2) and the GWB adjustment (70 (71 for endorsements issued prior to April 29, 2013)), or 71 (82 for endorsements issued prior to September 16, 2013) with Joint Option are locked-in.

►	The second paragraph and corresponding GAWA% Table under “Withdrawals” beginning on page 124 of the prospectus, are replaced with the following:

The GAWA percentage for each age group is as follows:

For Endorsements Issued On Or After September 16, 2013:

Ages	Base GAWA% Table*
35 – 64	3.50%
65 – 74	4.50%
75 – 80	5.00%
81+	5.50%
* On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

If your endorsement was issued prior to September 16, 2013, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

►	The second paragraph under “Guaranteed Withdrawal Balance Adjustment” on page 127 of the prospectus is revised to read as follows:

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 71st birthday (82nd birthday for endorsements issued prior to September 16, 2013), Or

●	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued prior to September 16, 2013) following the effective date of this endorsement.

►	The seventh paragraph under “Step-Up” on page 128 of the prospectus is revised to read as follows:

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50%.  Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

►
Contract Enhancements and corresponding recapture charges are no longer included in the GMWB calculations under the LifeGuard Freedom Flex With Joint Option GMWB as reflected in the following changes to the prospectus:

a.	The first and second paragraphs under “Election” on page 124 of the prospectus are revised to read as follows:

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued prior to September 16, 2013) any Contract Enhancements.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB.  On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  For endorsements issued prior to September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.

b.	The third paragraph under “Guaranteed Withdrawal Balance Adjustment” on page 127 of the prospectus is revised to read as follows:

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued prior to September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued prior to September 16, 2013) any Contract Enhancements, subject to a maximum of $5,000,000.

c.	The first paragraph under “Premiums” on page 127 of the prospectus is revised to read as follows:

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued prior to September 16, 2013) any Contract Enhancements.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, plus ii) (for endorsements issued prior to September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

d.	The fourth paragraph under “Step-Up” on page 128 of the prospectus is revised to read as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued prior to September 16, 2013) any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

e.	The sixth paragraph under “Step-Up” on page 128 of the prospectus is revised to read as follows:

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued prior to September 16, 2013) any Contract Enhancements, if this GMWB is elected at issue, or (b) the Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

f.	The tenth paragraph under “Step-Up” on page 128 of the prospectus is revised to read as follows:

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued prior to September 16, 2013) any Contract Enhancements.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

g.	The third bullet point in the text box under “Bonus” on page 132 of the prospectus is revised to read as follows:

•
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued prior to September 16, 2013) any Contract Enhancement.

3. CHANGES TO THE LIFEGUARD FREEDOM FLEX DB NY.

The maximum issue age for the LifeGuard Freedom Flex DB NY is increased from age 67 to 70. The prospectus is revised as follows:

►	The first sentence in the second paragraph after the indented language under the section titled “LifeGuard Freedom Flex GMWB” on page 112 of the prospectus is revised to read as follows:

This GMWB is available to Owners 35 to 80 years old, or 35 to 70 (67 for endorsements issued between April 29, 2013 and September 16, 2013) years old if you select the Option combination that includes the LifeGuard Freedom Flex DB NY or 35 to 70 years old if you select the Option combination that includes the LifeGuard Freedom Flex DB (proof of age is required).

►	The third sentence in the second paragraph under the section titled “Optional Death Benefits” on page 142 of the prospectus is revised to read as follows:

The LifeGuard Freedom Flex DB NY is only available at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 70 (67 for endorsements issued between April 29, 2013 and September 16, 2013) years of age on the Issue Date.

►	The first sentence in the first paragraph after the indented language under “LifeGuard Freedom Flex DB NY” on page 146 of the prospectus is revised to read as follows:

The LifeGuard Freedom Flex DB NY is only available at issue and in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner (or oldest Joint Owner) is 35 to 70 (67 for endorsements issued between April 29, 2013 and September 16, 2013) years of age on the Issue Date.

4.  CHANGES TO THE INVESTMENT DIVISIONS.

A.	SUB-ADVISER CHANGES.

►
Invesco Advisers, Inc. is replacing Lazard Asset Management LLC as the sub-adviser for the JNL/Lazard Mid Cap Equity Fund. In connection with the change of sub-adviser, the name of the JNL/Lazard Mid Cap Equity Fund is changed to the JNL/Invesco Mid Cap Value Fund. All references in the prospectus to the prior name of the Fund are revised accordingly.

►
BlackRock Investment Management, LLC is replacing UBS Global Asset Management (Americas) Inc. as the sub-adviser for the JNL/UBS Large Cap Select Growth Fund. In connection with the change of sub-adviser, the name of the JNL/UBS Large Cap Select Growth Fund is changed to the JNL/BlackRock Large Cap Select Growth Fund. All references in the prospectus to the prior name of the Fund are revised accordingly.

►
Under the section titled “FEES AND EXPENSES TABLES”, the fee table titled “Total Annual Fund Operating Expenses,” is revised by deleting the information for the JNL/Lazard Mid Cap Equity and JNL/UBS Large Cap Select Growth Funds and replacing it with the following:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management	Distribution and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Other Expenses1	Total Annual Fund Operating Expenses
JNL/Invesco Mid Cap Value	0.71%	0.20%	0.01%	0.10%	1.02%
JNL/BlackRock Large Cap Select Growth	0.67%	0.20%	0.01%	0.10%	0.98%

1 “Other Expenses” include an Administration Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

►	Under the section titled “INVESTMENT DIVISIONS”, the information for the JNL/Lazard Mid Cap Equity Fund and the JNL/UBS Large Cap Select Growth Fund is revised as follows:

JNL/Invesco Mid Cap Value Fund (formerly, JNL/Lazard Mid Cap Equity Fund)
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks total return through growth of capital by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/BlackRock Large Cap Select Growth Fund (formerly, JNL/UBS Large Cap Select Growth Fund)
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.  Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts.

►	The following paragraph is inserted under the appendix titled “ACCUMULATION UNIT VALUES”:

Effective September 16, 2013, the names of the following Investment Divisions changed in connection with a sub-adviser change:

JNL/Lazard Mid Cap Equity Fund to JNL/Invesco Mid Cap Value Fund
JNL/UBS Large Cap Select Growth Fund to JNL/BlackRock Large Cap Select Growth Fund

B.	FUND MERGERS

►	The following paragraph is inserted following the list of Funds located on the back of the front page of the prospectus and under the appendix titled “ACCUMULATION UNIT VALUES”:

In addition, the following four Previously Offered Funds are merging into the corresponding Currently Offered Funds, effective September 16, 2013:

Previously Offered Funds	Currently Offered Funds
JNL/M&G Global Leaders Fund	JNL/Franklin Templeton Global Growth Fund
JNL/Mellon Capital DowSM Dividend Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Mellon Capital Select Small-Cap Fund	JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital VIP Fund	JNL/Mellon Capital S&P 500 Index Fund

►
All other references to the “Previously Offered Funds,” as identified in the table above, along with any corresponding Fund expense or investment objective information, are deleted from the following sections of the prospectus:

•	The list of Funds located on the back of the front page of the prospectus;
•	The fee table titled “Total Annual Fund Operating Expenses” under the section titled “FEES AND EXPENSES TABLES”; and
•	The brief statements of investment objectives under the section titled “INVESTMENT DIVISIONS”.

Supplement dated September 16, 2013
To The Statements of Additional Information Dated April 29, 2013 For

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT III

PERSPECTIVE ADVANTAGESM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT V

PERSPECTIVE II®; PERSPECTIVE L SERIESSM; PERSPECTIVE ADVISORS IISM;
PERSPECTIVE REWARDS®; PERSPECTIVESM; and PERSPECTIVE FOCUS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

PERSPECTIVE ADVISORSSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT II

This supplement updates the above-referenced Statements of Additional Information.  Please read and keep it together with your copy of the Statement of Additional Information for future reference.

► The following paragraphs are inserted under the section titled “Condensed Financial Information”:

Effective September 16, 2013, the names of the following Investment Divisions changed in connection with a sub-adviser change:

JNL/Lazard Mid Cap Equity Fund to JNL/Invesco Mid Cap Value Fund
JNL/UBS Large Cap Select Growth Fund to JNL/BlackRock Large Cap Select Growth Fund

In addition, the following four Previously Offered Funds are merging into the corresponding Currently Offered Funds, effective September 16, 2013:

Previously Offered Funds	Currently Offered Funds
JNL/M&G Global Leaders Fund	JNL/Franklin Templeton Global Growth Fund
JNL/Mellon Capital DowSM Dividend Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Mellon Capital Select Small-Cap Fund	JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital VIP Fund	JNL/Mellon Capital S&P 500 Index Fund

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Independent Auditors’ Report
Statements of Assets and Liabilities as of December 31, 2012
Statements of Operations for the period ended December 31, 2012
Statements of Changes in Net Assets for the periods ended December 31, 2012, and 2011
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2012, and 2011
Consolidated Income Statements for the years ended December 31, 2012, 2011, and 2010
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2012, 2011, and 2010
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.              Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's  Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

b.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

c.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of the Perspective Rewards Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on November 24, 2009 (File Nos. 333-163323 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d.
Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No.1 filed on December 19, 2001, (File Nos.333-70384 and 811-08401).

f.	Specimen of Fixed Account Option Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

g.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

h.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

i.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (Nos. 333-70384 and 811-08401).

j.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09) incorporated herein by reference to the Registrant's Post-Effective Amendment No.38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

k.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

l.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

m.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

n.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

o.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

p.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

q.
Specimen of the Perspective Rewards Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

r.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

s.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

t.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

u.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

v.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

w.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

x.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

y.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

z.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

aa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

bb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

cc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

dd.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

ee.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

ff.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

gg.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

hh.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

ii.
Specimen of Freedom Flex GMWB with HAV Death Benefit Endorsement (7675ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

jj.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net) Endorsement (7657ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

kk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

ll.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

mm.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

nn.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

oo.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

pp.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

qq.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

rr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

ss.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

tt.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

uu.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

vv.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective Rewards Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2, filed on May 27, 2010 (File Nos. 333-163323 and 811-08401).

b.
Form of the Perspective Rewards Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 3, filed on June 15, 2010 (File Nos. 333-163323 and 811-08401).

c.
Form of the Perspective Rewards Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on October 7, 2010 (File Nos. 333-163323 and 811-08401).

d.
Form of the Perspective Rewards Variable and Fixed Annuity Application (NV640 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filed on April 27, 2011 (File Nos. 333-163323 and 811-08401).

e.
Form of the Perspective Rewards Variable and Fixed Annuity Application (NV640 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on August 26, 2011 (File Nos. 333-163323 and 811-08401).

f.
Form of the Perspective Rewards Variable and Fixed Annuity Application (NV640 12/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 7, filed on November 29, 2011 (File Nos. 333-163323 and 811-08401).

g.
Form of the Perspective Rewards Variable and Fixed Annuity Application (NV640 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11, filed on June 26, 2012 (File Nos. 333-163323 and 811-08401).

h.
Form of the Perspective Rewards Variable and Fixed Annuity Application (NV640 09/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on August 27, 2012 (File Nos. 333-163323 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

b.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.                 Opinion and Consent of Counsel, attached hereto.

10.               Consent of Independent Registered Public Accounting Firm, attached hereto.

11.               Not Applicable.

12.               Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard David Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) Panagiotis	Vice President
Binioris
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Allen Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffrey Ross Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John Howard Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

James T. Carter	Vice President
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Director
7601 Technology Way
Denver, CO 80237

David A. Collins	Vice President
1 Corporate Way
Lansing, MI 48951

Michael Alan Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

James Bradley Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles Fox Field, Jr.	Vice President
6550 Carothers Pkwy.
Suite 170
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

James Douglas Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia Anne Goatley	Vice President, Assistant Secretary &
1 Corporate Way	Director
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert William Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louise Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Herald Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President, Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Clifford James Jack	Executive Vice President & Head of Retail
7601 Technology Way
Denver, CO 80237

Scott Francis Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert George May III	Chief Administrative Officer &
275 Grove St Building	Director
4th floor
Auburndale, MA 02466

Machelle Antoinette McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas John Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Karen M. Minor	Vice President
1 Corporate Way
Lansing, MI 48951

Keith Richard Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Executive Vice President and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell Erwin Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louene Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William Robert Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Sajid Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James Ronald Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth Harold Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather Rachelle Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia Lynn Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie Goshlin Wasgatt	Vice President
300 Innovation Drive
Franklin, TN 37067

Michael Andrew Wells	President & Chief Executive Officer
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York.  The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of July29, 2013

Qualified – 99
Non-qualified – 68

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)           Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the Jackson VFL Variable Life Separate Account, the Jackson VFL Variable Annuity Separate Account, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)           Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Kristan Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 12th day of September, 2013.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	September 12, 2013
Michael A. Wells, President and
Chief Executive Officer

*	September 12, 2013
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	September 12, 2013
Herbert G. May III, Chief Administrative Officer
and Director

/s/ Thomas J. Meyer	September 12, 2013
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	September 12, 2013
Laura L. Hanson, Vice President and
Director

*	September 12, 2013
John H. Brown, Vice President and Director

*	September 12, 2013
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	September 12, 2013
Julia A. Goatley, Vice President,
Assistant Secretary and Director

*	September 12, 2013
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

*	September 12, 2013
Gregory P. Cicotte, Director

*	September 12, 2013
Donald B. Henderson, Jr., Director

*	September 12, 2013
David L. Porteous, Director

*	September 12, 2013
Donald T. DeCarlo, Director

*	September 12, 2013
Gary H. Torgow, Director

*	September 12, 2013
John C. Colpean, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, and 333-183047), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 17th day of August, 2012.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ JAMES R. SOPHA
______________________________________________
James R. Sopha, Chief Operating Officer

/s/ CLIFFORD J. JACK
______________________________________________
Clifford J. Jack, Executive Vice President, Head of Retail
and Chairman

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY III
______________________________________________
Herbert G. May III, Chief Administrative Office and Director

/s/ JOSEPH M. CLARK
_____________________________________________
Joseph M. Clark, Senior Vice president, Chief
Information Officer and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General
Counsel, Secretary and Director

/s/ LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn, Senior Vice President and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Vice President, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Vice President, Assistant Secretary and Director

/s/ DONALD B. HENDERSON
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow
Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean
Director

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, and 333-183047), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 8th day of April, 2013.

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director
/s/ LAURA L. HANSON
_____________________________________________
Laura L. Hanson, Vice President & Director

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, and 333-183047), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 19th day of July, 2013.

/s/ GREGORY P. CICOTTE
_____________________________________________
Gregory P. Cicotte, Director

/s/ THOMAS P. HYATTE
_____________________________________________
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

EXHIBIT LIST

Exhibit No.                      Description

9.	Opinion and Consent of Counsel.

10.                           Consent of Independent Registered Public Accounting Firm.